Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000248559 | B1YW440 | 3i Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000248559 | 5842359 | Deutsche Telekom A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000248559 | B1SK0S6 | Freenet A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000248559 | B15C4L6 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000248559 | 4061412 | LVMH Moet Hennessy Louis Vuitton S.E.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000248559 | 0454492 | Imperial Brands plc
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000248559 | 5956078 | Koninklijke KPN N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000248559 | BDRXBF4 | TFI International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000248559 | BP6KMJ1 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000248559 | B142S60 | Kuehne + Nagel International A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000248559 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000248559 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000248559 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000248559 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000248559 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000248559 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000248559 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000248559 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000247101 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000247101 | 571748102 | Marsh & McLennan Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000247101 | 172908105 | Cintas Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000247101 | G54950103 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247101 | 760759100 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247101 | 384802104 | WW Grainger, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247101 | 620076307 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247101 | 115236101 | Brown & Brown, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247101 | 871607107 | Synopsys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247101 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247101 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000247101 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247101 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000247101 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000247101 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000247101 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247101 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	36.00%